Acquisition Fisher I and II Property (DETAILS) (USD $)	Dec. 01, 2012	May 23, 2011
ACQUITION Fisher I and II Property
Percentage of property acquired by Fisher I Property of the working interest (75% of the revenue interest)	100.00%	100.00%
Percentage of four producing leases of working interest(74.7% of revenue interest)		99.60%
Areas of under developed acres		640
Area of under developed acres of working interest (69.0 % of revenue interest)		92.0
Total consideration Fisher Property	$ 1,747,760	$ 2,296,228
Cash consideration	150,000	2,183,306
Shares transferred	80,000	20,000
Common stock par value	$ 4.00	$ 2.00
Common sto ck value at	320,000	40,000
Tthe issuance of a put options relating to the Ring shares valued at	277,760	72,922
Common stock price per share		$ 5.00
Risk free interest rate in percentage	11.00%	11.00%
Dividend yield in percentage	0.00%	0.00%
Expected life in years	1.0	0.5
volatility rate in percentage	19800.00%	20700.00%
Stanford incurred of acquisition-related costs	6,898	30,673
Proved developed and undeveloped oil and gas properties	1,915,152	2,358,483
Asset retirement obligation	(167,392)	(62,255)
Total Identifiable Net Assets	$ 1,747,760	$ 2,296,228